Financial Assets and Financial Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Lease liabilities	€ 84,158	€ 57,611
Financial liabilities	448,028	€ 105,061
Liquidity Risk
Disclosure Of Financial Liabilities [Line Items]
Interest bearing loans and borrowings	82,546
Trade and other payables	102,288
Lease liabilities	107,588
Contingent consideration	572
Other financial liabilities	74,076
Financial liabilities	367,070
Within One Year | Liquidity Risk
Disclosure Of Financial Liabilities [Line Items]
Interest bearing loans and borrowings	3,173
Trade and other payables	102,288
Lease liabilities	8,525
Other financial liabilities	74,076
Financial liabilities	188,062
1 to 5 Years | Liquidity Risk
Disclosure Of Financial Liabilities [Line Items]
Interest bearing loans and borrowings	12,643
Lease liabilities	27,283
Financial liabilities	39,926
More than 5 years | Liquidity Risk
Disclosure Of Financial Liabilities [Line Items]
Interest bearing loans and borrowings	66,730
Lease liabilities	71,780
Contingent consideration	572
Financial liabilities	€ 139,082